Expense Example, No Redemption - S000012102 [Member]	Apr. 30, 2026 USD ($)
C000122683 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 88
Expense Example, No Redemption, 3 Years	279
Expense Example, No Redemption, 5 Years	486
Expense Example, No Redemption, 10 Years	1,082
C000255093 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	307
Expense Example, No Redemption, 5 Years	534
Expense Example, No Redemption, 10 Years	1,188
C000033005 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	690
Expense Example, No Redemption, 3 Years	938
Expense Example, No Redemption, 5 Years	1,205
Expense Example, No Redemption, 10 Years	1,966
C000033007 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	616
Expense Example, No Redemption, 5 Years	1,061
Expense Example, No Redemption, 10 Years	2,100
C000033008 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	307
Expense Example, No Redemption, 5 Years	534
Expense Example, No Redemption, 10 Years	1,188
C000078991 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	263
Expense Example, No Redemption, 5 Years	459
Expense Example, No Redemption, 10 Years	1,023
C000094701 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	463
Expense Example, No Redemption, 5 Years	801
Expense Example, No Redemption, 10 Years	$ 1,756